Condensed Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 100,192	$ 1,153,593
Accounts receivable	26,056	46,723
Other	3,916	3,853
Total current assets	130,164	1,204,169
Non-current assets
Mineral stream interests	11,731,206	7,397,149
Early deposit mineral stream interests	47,097	47,094
Mineral royalty interests	67,495	40,421
Long-term equity investments	147,619	410,495
Property, plant and equipment	9,552	9,926
Other	28,053	16,527
Total non-current assets	12,031,022	7,921,612
Total assets	12,161,186	9,125,781
Current liabilities
Accounts payable and accrued liabilities	15,753	22,557
Income taxes payable	247,780	109,951
Current portion of performance share units	15,186	21,604
Current portion of lease liabilities	586	575
Total current liabilities	279,305	154,687
Non-current liabilities
Bank debt	1,969,282	0
Performance share units	1,387	13,215
Lease liabilities	6,882	7,330
Income taxes payable - non current	186,599	252,271
Deferred income taxes	23,187	1,794
Pension liability	4,099	5,976
Total non-current liabilities	2,191,436	280,586
Total liabilities	2,470,741	435,273
Shareholders' equity
Issued capital	3,825,005	3,814,910
Reserves	86,534	176,911
Retained earnings	5,778,906	4,698,687
Total shareholders' equity	9,690,445	8,690,508
Total liabilities and shareholders' equity	$ 12,161,186	$ 9,125,781